CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Shares [Member]	Treasury Shares [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Loss [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Retained Earnings/(Accumulated Deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings/(Accumulated Deficit) [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance (in shares) at Dec. 31, 2017	141,969,666		141,969,666	22,000	22,000
Balance at Dec. 31, 2017	$ 1,420		$ 1,420			$ 123,439		$ 123,439	$ 796,817	$ 796,817	$ (1,187)		$ (1,187)	$ (209,425)		$ (213,497)	$ 711,064		$ 706,992
Balance (ASC 606 [Member]) at Dec. 31, 2017		$ 0					$ 0					$ 0			$ (4,072)			$ (4,072)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	0					0			0		0			(95,306)			(95,306)
Other Comprehensive Loss	$ 0					0			0		(132)			0			(132)
Share based compensation (in shares)	0			0
Share based compensation	$ 0					413			0		0			0			413
Dividends Distributed	$ 0					0			(9,936)		0			0			(9,936)
Balance (in shares) at Dec. 31, 2018	141,969,666			22,000
Balance at Dec. 31, 2018	$ 1,420					123,852			786,881		(1,319)			(308,803)			602,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	0					0			0		0			(10,352)			(10,352)
Coverage of Accumulated Deficit	0					0			(308,803)		0			308,803			0
Reduction of share premium	$ 0					(103,379)			103,379		0			0			0
Common Shares Issued, net (in shares)	5,260,968			0
Common Shares Issued, net of issuance cost	$ 52					17,870			0		0			0			17,922
Other Comprehensive Loss	$ 0					0			0		(78)			0			(78)
Share based compensation (in shares)	0			0
Share based compensation	$ 0					156			0		0			0			(156)
Forfeited shares - 2011 Equity Incentive Plan (in shares)				20,000
Dividends Distributed	$ 0					0			(14,255)		0			0			(14,255)
Balance (in shares) at Dec. 31, 2019	147,230,634			42,000
Balance at Dec. 31, 2019	$ 1,472					38,499			567,202		(1,396)			(10,352)			595,424
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	$ 0					0			0		0			50,033			50,033
Common Shares Issued, net (in shares)	4,215,478			0
Common Shares Issued, net of issuance cost	$ 42					20,628			0		0			0			20,670
Other Comprehensive Loss	$ 0					0			0		81			0			81
Share based compensation (in shares)	0			0
Share based compensation	$ 0					285			0		0			0			285
Dividends Distributed	$ 0					0			(27,686)		0			(39,566)			(67,242)
Balance (in shares) at Dec. 31, 2020	151,446,112			42,000
Balance at Dec. 31, 2020	$ 1,514					$ 59,412			$ 539,516		$ (1,316)			$ 0			$ 599,126